Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule Of Net Defined Benefit Liability (Asset)

	December 31, 2024	December 31, 2023
	€m	€m
Net employee benefit obligations-Germany	87.6	90.7
Net employee benefit obligations-Sweden	45.5	49.8
Net employee benefit obligations-Italy	4.0	4.0
Net employee benefit obligations-Switzerland	4.3	3.3
Net employee benefit obligations-Austria	3.2	3.0
Net employee benefit obligations-total of other countries	7.5	7.5
Total net employee benefit obligations	152.1	158.3
The history of experience adjustments from inception of the Company for the employee benefit plans is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	€m	€m	€m
Present value of defined benefit obligations	261.2	261.9	233.3
Fair value of plan assets	(115.6)	(110.0)	(107.6)
Recognized liability in the scheme	145.6	151.9	125.7
Experience (gains)/losses on plan liabilities	(1.2)	9.8	7.7
Experience (gains)/losses on plan assets	(2.2)	0.6	4.4

Schedule of Net Employee Benefit Obligations And Components
Reconciliation from the opening balances to the closing balances for the net employee benefit obligation and its components, including the amounts recognized in the Consolidated Statement of Profit or Loss and the Consolidated Statement of Comprehensive Income:

	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit obligation
	2024	2023	2024	2023	2024	2023
	€m	€m	€m	€m	€m	€m
Balance at January 1	268.3	239.7	(110.0)	(107.6)	158.3	132.1
Included in the Consolidated Statement of Profit or Loss
Current service cost	3.6	3.4	—	—	3.6	3.4
Interest cost/(income)	8.1	8.1	(3.4)	(3.5)	4.7	4.6
	11.7	11.5	(3.4)	(3.5)	8.3	8.0
Included in the Consolidated Statement of Comprehensive Income
Actuarial loss/(gain) arising from:
–demographic assumptions	—	0.5	—	—	—	0.5
–financial assumptions	(0.3)	15.8	—	—	(0.3)	15.8
–experience adjustment	(1.2)	9.8	—	—	(1.2)	9.8
(Gain)/loss on plan assets, excluding interest income	—	—	(2.2)	0.6	(2.2)	0.6
Exchange adjustments	(2.2)	1.8	0.5	(1.1)	(1.7)	0.7
	(3.7)	27.9	(1.7)	(0.5)	(5.4)	27.4
Other
Contributions by employer	—	—	(2.0)	(1.9)	(2.0)	(1.9)
Contributions by members	0.7	1.0	—	(1.0)	0.7	—
Benefits paid	(8.3)	(10.4)	1.5	4.5	(6.8)	(5.9)
Other movements	(1.0)	(1.4)	—	—	(1.0)	(1.4)
	(8.6)	(10.8)	(0.5)	1.6	(9.1)	(9.2)
Balance at December 31	267.7	268.3	(115.6)	(110.0)	152.1	158.3

Schedule Of Cumulative Actuarial Losses Recognized
The cumulative amount of actuarial gains recognized is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m
Cumulative amount of actuarial gains recognized in Consolidated Statement of Comprehensive Income	48.8	45.1

Schedule Of Plan Assets At Fair Value	The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2024	December 31, 2023
	€m	€m
Equities	36.6	36.7
Debt instruments	36.0	35.1
Property	23.3	23.0
Other	19.7	15.2
Total	115.6	110.0

Defined Benefit Plan Principal Actuarial Assumptions
The following are the principal actuarial assumptions at the reporting date for the defined benefit retirement plans in Germany, Sweden, Austria, Switzerland and Italy. The remaining employee benefit plans are not considered to be material, individually and in aggregate, and therefore we do not provide disclosure of the individual actuarial assumptions for those plans:

	Defined benefit retirement plans
December 31, 2024	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.60%	3.50%	3.45%	1.05%	2.80%
Inflation rate	2.20%	1.80%	5.00%	1.00%	2.00%
Rate of increase in salaries	3.00%	2.80%	5.00%	1.50%	3.00%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

	Defined benefit retirement plans
December 31, 2023	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.35%	3.20%	3.90%	1.75%	3.04%
Inflation rate	2.20%	1.60%	5.00%	1.25%	2.30%
Rate of increase in salaries	3.00%	2.60%	5.00%	1.75%	3.23%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

Actuarial Assumptions Of Life Expectancy
These references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy. The average life expectancy of an individual retiring at the end of the year is not a relevant assumption for Italy as all defined benefit liabilities are settled at, or before, the time of retirement.

December 31, 2024 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	24	22	N/A
Female	25	24	26	24	N/A

December 31, 2023 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	24	22	N/A
Female	25	24	26	24	N/A

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
The effect of a 1 percentage point movement in the most significant assumptions for the year ended December 31, 2024 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(34.5)	43.1
Inflation rate	31.8	(26.9)
Rate of increase in salaries	10.0	(9.0)
Rate of increase for pensions in payment	29.4	(24.0)